RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Cash obligations) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 533	$ 542
Financial instrument liabilities	138	270
Due to related parties	101	112
Other long-term liabilities - concession payments	734	344
Corporate Borrowings	2,340	2,557	$ 9,285
Non Recourse Borrowings	7,895	7,697
Interest payable on long-term debt	4,167	4,255	$ 4,255
Cash obligations	15,753	17,035
Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	15	14
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	533	542
Financial instrument liabilities	27	184
Due to related parties	101	112
Corporate Borrowings	6	159
Non Recourse Borrowings	489	1,517
Interest payable on long-term debt	577	634
Cash obligations	1,734	3,149
Less than 1 Year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	1	1
Between 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	57	62
Due to related parties	0	0
Corporate Borrowings	1,344	1,563
Non Recourse Borrowings	2,806	3,024
Interest payable on long-term debt	1,906	1,924
Cash obligations	6,117	6,576
Between 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	4	3
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	54	24
Due to related parties	0	0
Corporate Borrowings	990	835
Non Recourse Borrowings	5,164	4,744
Interest payable on long-term debt	1,684	1,697
Cash obligations	7,902	7,310
Greater than 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	$ 10	$ 10